Document and Entity Information	Jul. 02, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Entity Registrant Name	ALIGHT GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	85-0545098
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	224
Local Phone Number	737-7000
Entity Information, Former Legal or Registered Name	Foley Trasimene Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001809104
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WPF
Security Exchange Name	NYSE
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one Warrant
Trading Symbol	WPF.U
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	WPF.WS
Security Exchange Name	NYSE